Condensed Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 36	[1]
Accumulated depreciation	$ 929	[1]
Class A
Common stock, par value (in dollars per share)	$ 0.01	[1]
Common stock, shares authorized	5,000,000,000	[1]
Common stock, shares issued	99,015,000	[1]
Common stock, shares outstanding	99,015,000	[1]
Class B
Common stock, par value (in dollars per share)	$ 0.01	[1]
Common stock, shares authorized	1,000,000,000	[1]
Common stock, shares issued	400,985,000	[1]
Common stock, shares outstanding	400,985,000	[1]

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.